Repurchase Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Repo Transactions and Reverse Repo Transactions
As of the indicated dates, the Group maintains the following repurchase transactions:

	12.31.20	12.31.19
Debtors for Reserve Repurchase Transactions of Government Securities	60,842,046	40,837,234
Interest Accrued Receivable for Reserve Repurchase Transactions	153,597	107,699

Total Repurchase Transactions—Assets	60,995,643	40,944,933

Summary of Repo Agreements in Financial Assets Pledged as Collateral and Reverse Repo Agreements in Off-Balance Sheet Items

	12.31.20	12.31.19
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	61,923,889	40,799,609